Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Emerging Markets Fixed Income Fund

Joergen Hartmann and Roland Gabert have been added as a portfolio managers of the fund and, together with Nicolas Schlotthauer, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Emerging Markets Fixed Income Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Nicolas Schlotthauer is provided as of October 31, 2017 and the information for Joergen Hartmann and Roland Gabert is provided as of March 31, 2018:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Nicolas Schlotthauer	$0	$0
Joergen Hartmann	$0	$0
Roland Gabert	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Nicolas Schlotthauer	0	$0	0	$0
Joergen Hartmann	0	$0	0	$0
Roland Gabert	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Nicolas Schlotthauer	1	$55,136,226	0	$0
Joergen Hartmann	2	$584,979,953	0	$0
Roland Gabert	4	$517,045,404	1	$147,880,000

June 11, 2018
SAISTKR-426

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Nicolas Schlotthauer	4	$808,544,900	0	$0
Joergen Hartmann	5	$1,177,605,712	2	$699,852,166
Roland Gabert	1	$104,278,197	0	$0

Please Retain This Supplement for Future Reference

June 11, 2018
SAISTKR-426